TRADE AND OTHER RECEIVABLES, NET (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Mar. 31, 2020
TRADE AND OTHER RECEIVABLES, NET
Trade accounts receivable, net	$ 169,360	$ 241,969
Accrued gas receivables	2,118	7,224
Unbilled revenues, net	113,529	121,993
Commodity receivables and other	59,073	32,721
Trade and other receivables, net	$ 344,080	$ 403,907